Condensed Consolidated Statements of Profit or (Loss) and Other Comprehensive Income or (Loss) - EUR (€) € in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue		€ 35,998	€ 47,393	€ 131,892	€ 80,982
Cost of sales		11,465	12,929	19,034	17,551
Gross profit		24,533	34,464	112,858	63,431
Research and development costs		83,478	105,021	154,165	211,134
Selling, general and administrative expenses		74,312	70,281	141,095	136,820
Operating profit/(loss)		(133,257)	(140,838)	(182,402)	(284,523)
Share of profit/(loss) of associates		(5,322)	(7,451)	(11,118)	(8,677)
Finance income		49,052	35,761	14,395	80,374
Finance expenses		19,624	9,334	58,553	18,652
Profit/(loss) before tax		(109,151)	(121,862)	(237,678)	(231,478)
Income taxes/(expenses)		(229)	429	(2,737)	(868)
Net profit/(loss) for the period		(109,380)	(121,433)	(240,415)	(232,346)
Attributable to owners of the Company		€ (109,380)	€ (121,433)	€ (240,415)	€ (232,346)
Basic earnings/(loss) per share		€ (1.91)	€ (2.16)	€ (4.21)	€ (4.14)
Diluted earnings/(loss) per share		€ (1.91)	€ (2.16)	€ (4.21)	€ (4.14)
Number of shares used for calculation (basic and diluted)	[1]	57,345,613	56,218,257	57,114,435	56,155,441
Statement of comprehensive income [abstract]
Net profit/(loss) for the period		€ (109,380)	€ (121,433)	€ (240,415)	€ (232,346)
Items that may be reclassified subsequently to profit or (loss):
Exchange differences on translating foreign operations		15	(1,016)	78	(1,803)
Other comprehensive income/(loss) for the period, net of tax		15	(1,016)	78	(1,803)
Total comprehensive income/(loss)		(109,365)	(122,449)	(240,337)	(234,149)
Attributable to owners of the Company		€ (109,365)	€ (122,449)	€ (240,337)	€ (234,149)

[1]	As of June 30, 2024 and June 30, 2023, a total of 6,107,875 and 6,866,241 warrants outstanding, respectively, each carrying the right to subscribe for one ordinary share, and 575,000 convertible senior notes which can potentially be converted into 3,456,785 ordinary shares, can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are antidilutive for the periods presented.